INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Ore in stockpiles and on leach pads	$ 208,014	$ 140,288
Concentrates and dore bars	184,841	125,738
Supplies	816,220	612,918
Total current inventories	1,209,075	878,944
Non-current ore in stockpiles and on leach pads (Note 7B)	405,988	274,576
Total inventories	1,615,063	1,153,520
Inventory write-down	$ 62,400	$ 28,700